Acquisitions (Summary Of Consideration Paid And The Preliminary Allocation Of Purchase Prices) (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
B&B Acquisition [Member]
Business Acquisition [Line Items]
Cash	$ 3,469
Total consideration paid	3,469
Asset retirement obligations assumed	370
Total fair value liabilities assumed	370
Proved oil and natural gas properties	9,106
Total fair value assets acquired	9,106
Bargain purchase gain	(5,267)
Setanta [Member]
Business Acquisition [Line Items]
Cash	890
Total consideration paid	890
Asset retirement obligations assumed	89
Total fair value liabilities assumed	89
Proved oil and natural gas properties	2,605
Total fair value assets acquired	2,605
Bargain purchase gain	$ (1,626)